Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Estimated Useful Lives of Property and equipment

Property and equipment is carried at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives.

Category	Estimated useful lives
Machinery	3-10 years
Electronic equipment	3 years
Office furniture and equipment	3 -5 years
Vehicles	4 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Property and equipment, net consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Leasehold improvements	305,955	353,322
Electronic equipment	32,213	50,290
Machinery	15,562	22,103
Office furniture and equipment	3,818	10,719
Vehicles	4,311	4,317
Construction in progress	2,779	60
Total	364,638	440,811
Less: accumulated depreciation	(79,341)	(183,145)
Less: impairment charges	-	(12,352)
Property and equipment, net	285,297	245,314

Estimated Useful Lives of Intangible Assets

The estimated useful lives of intangible assets are as follows:

Category	Estimated useful lives
Trademarks	9-20 years
Software	5 years
Customer Relationship	10 years
Techniques	10 years
Non-compete	5 years